GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund

Institutional Class Ticker: MXCOX

Investor Class Ticker: MXBIX

Class L Ticker: MXBJX

(the "Fund")

Supplement dated May 7, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information ("SAI") for the Fund, each dated April 29, 2020, as supplemented.

Effective immediately, Nathan Simons will no longer serve as a portfolio manager for the Fund. All references to Nathan Simons in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

In addition, effective immediately, Darrin Clough, CFA will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

The table titled "Portfolio Managers" on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
Jack Brown, CFA	Chief Investment Officer	2016
Maria Mendelsberg, CFA	Portfolio Manager	2019
Darrin Clough, CFA	Portfolio Manager	2020

Under the "Portfolio Managers" sub-section of the "Management and Organization" section on page 8 of the Prospectus, the first three paragraphs are hereby deleted and replaced in their entirety with the following:

∙Jack Brown, CFA, Chief Investment Officer, has managed the Fund since 2016. In addition to the Fund, Mr. Brown manages the Great-West Government Money Market Fund, Great-West Short Duration Bond Fund, Great-West U.S. Government Securities Fund, Great-West Core Strategies: Short Duration Bond Fund, a portion of the Great-West Core Strategies: Flexible Bond Fund, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, pension plans managed by GWCM, and certain fixed income separate accounts of GWL&A. Mr. Brown joined GWL&A in 2015 with 20 years of industry experience. Prior to joining GWL&A, Mr. Brown was employed at Oppenheimer Funds in the High Yield Bond Market. Mr. Brown received a B.S. in finance from the Metropolitan State College of Denver and an M.B.A. from the University of Colorado.

∙Maria Mendelsberg, CFA, Portfolio Manager, has managed the Fund since 2019. In addition to the Fund, Ms. Mendelsberg manages the Great-West Core Strategies: Short Duration Bond Fund, Great-West Short Duration Bond Fund, Great-West Lifetime Funds, Great-West Lifetime Conservative Funds, Great-West Profile Funds, Great-West SecureFoundation Funds, collective investment trusts managed by GWCM and stable value funds managed by GWCM and GWL&A. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University

∙Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2020. In addition to the Fund, Mr. Clough manages the Great-West U.S. Government Securities Fund, a portion of the Great-West Core Strategies: Flexible Bond Fund, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, pension plans managed by GWCM, and certain fixed income separate accounts of GWL&A. Mr. Clough joined GWL&A in 2020; prior to joining GWL&A, Mr. Clough was employed at Oppenheimer Funds. Mr. Clough received a B.A. in economics from the University of Northern Colorado and an M.B.A. from the University of Colorado.

Under the "Other Accounts Managed" sub-section of the Great-West Capital Management, LLC section on page 48 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

			AUM Based Fees					Performance Based Fees
	Registered		Other Pooled				Registered		Other Pooled
	Investment		Investment		Other Accounts		Investment		Investment		Other Accounts
	Companies		Vehicles				Companies		Vehicles
Portfolio	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets
Manager
	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)

Jack Brown,
CFA	2	$12,625	39	$4,302	38	$7,564	0	$0	0	$0	0	$0
Maria
Mendelsberg,
CFA*	37	$10,187	40	$3,790	34	$7,786	0	$0	0	$0	0	$0
Rebecca
Dugan	0	$0	3	$721	38	$7,564	0	$0	0	$0	0	$0
Darrin Clough,
CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

*The information is provided as of March 31, 2020

Under the "Ownership of Securities" section on page 48 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

"The portfolio managers did not own any shares of the Fund as of May 7, 2020."

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund

Institutional Class Ticker: MXXJX

Investor Class Ticker: MXSDX

Class L Ticker: MXTDX

(the "Fund")

Supplement dated May 7, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information ("SAI") for the Fund, each dated April 29, 2020, as supplemented.

Effective immediately, Nathan Simons will no longer serve as a portfolio manager for the Fund. All references to Nathan Simons in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

In addition, effective immediately, Maria Mendelsberg, CFA will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

The table titled "Portfolio Managers" on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
Jack Brown, CFA	Chief Investment Officer	2016
Maria Mendelsberg, CFA	Portfolio Manager	2020

Under the "Portfolio Managers" sub-section of the "Management and Organization" section on page 8 of the Prospectus, the following paragraph is hereby incorporated:

∙Maria Mendelsberg, CFA, Portfolio Manager, has managed the Fund since 2020. In addition to the Fund, Ms. Mendelsberg manages the Great-West Core Strategies: Short Duration Bond Fund, Great-West Bond Index Fund, Great-West Lifetime Funds, Great-West Lifetime Conservative Funds, Great-West Profile Funds, Great-West SecureFoundation Funds, collective investment trusts managed by GWCM and stable value funds managed by GWCM and GWL&A. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University.

Under the "Other Accounts Managed" sub-section of the Great-West Capital Management, LLC section on page 48 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

			AUM Based Fees					Performance Based Fees
	Registered		Other Pooled				Registered		Other Pooled
	Investment		Investment		Other Accounts		Investment		Investment		Other Accounts
	Companies		Vehicles				Companies		Vehicles
Portfolio	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets
Manager
	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)

Jack Brown,
CFA	2	$12,625	39	$4,302	38	$7,564	0	$0	0	$0	0	$0
Maria
Mendelsberg,
CFA*	37	$10,187	40	$3,790	34	$7,786	0	$0	0	$0	0	$0
Rebecca
Dugan	0	$0	3	$721	38	$7,564	0	$0	0	$0	0	$0
Darrin Clough,
CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

*The information is provided as of March 31, 2020

Under the "Ownership of Securities" section on page 48 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

"The portfolio managers did not own any shares of the Fund as of May 7, 2020."

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West U.S. Government Securities Fund

Institutional Class Ticker: MXDQX

Investor Class Ticker: MXGMX

(the "Fund")

Supplement dated May 7, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information ("SAI") for the Fund, each dated April 29, 2020, as supplemented.

Effective immediately,  Darrin Clough, CFA will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

The table titled "Portfolio Managers" on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
Jack Brown, CFA	Chief Investment Officer	2016
Darrin Clough, CFA	Portfolio Manager	2020

Under the "Portfolio Managers" sub-section of the "Management and Organization" section on page 8 of the Prospectus, the following paragraph is hereby incorporated:

∙Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2020. In addition to the Fund, Mr. Clough manages the Great-West Bond Index Fund, a portion of the Great-West Core Strategies: Flexible Bond Fund, collective investment trusts managed by GWCM, stable value funds managed by GWCM and GWL&A, pension plans managed by GWCM, and certain fixed income separate accounts of GWL&A. Mr. Clough joined GWL&A in 2020; prior to joining GWL&A, Mr. Clough was employed at Oppenheimer Funds. Mr. Clough received a B.A. in economics from the University of Northern Colorado and an M.B.A. from the University of Colorado.

Under the "Other Accounts Managed" sub-section of the Great-West Capital Management, LLC section on page 48 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

			AUM Based Fees					Performance Based Fees
	Registered		Other Pooled				Registered		Other Pooled
	Investment		Investment		Other Accounts		Investment		Investment		Other Accounts
	Companies		Vehicles				Companies		Vehicles
Portfolio	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets	of	Assets
Manager
	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)	Accounts	($m)

Jack Brown,
CFA	2	$12,625	39	$4,302	38	$7,564	0	$0	0	$0	0	$0
Maria
Mendelsberg,
CFA*	37	$10,187	40	$3,790	34	$7,786	0	$0	0	$0	0	$0
Rebecca
Dugan	0	$0	3	$721	38	$7,564	0	$0	0	$0	0	$0
Darrin
Clough,
CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

*The information is provided as of March 31, 2020

Under the "Ownership of Securities" section on page 48 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

 "The portfolio managers did not own any shares of the Fund as of May 7, 2020."

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.